Cover	Jun. 16, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL LIMITED PARTNERSHIP
Entity Central Index Key	0001618755
Amendment Flag	false
Entity Incorporation, State or Country Code	A6
Entity File Number	001-36787
Entity Tax Identification Number	98-1206431
Entity Address, Address Line One	130 King Street West, Suite 300
Entity Address, City or Town	Toronto,
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	905
Local Phone Number	339-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Restaurant Brands International Inc.
Entity Information [Line Items]
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL INC.
Entity Central Index Key	0001618756
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-36786
Entity Tax Identification Number	98-1202754
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	QSR
Security Exchange Name	NYSE